THE DUNHAM FUNDS

Dunham High-Yield Bond Fund
Class A (DAHYX)
Class C (DCHYX)
Class N (DNHYX)

Incorporated herein by reference is the definitive version of the prospectus supplement pertaining to the Dunham High-Yield Bond Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on July 20, 2017 (SEC Accession No. 0001580642-17-003934.).